Post-Employment and Other Non-current Employee Benefits - Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income (Detail) - Net benefit cost recognized in consolidated statements of other comprehensive income [member] - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the periods	$ 567	$ 585	$ 462
Recognized during the year (obligation liability and plan assets)	100	(169)	75
Actuarial gains and losses arising from changes in financial assumptions	(357)	165	(29)
Acquisitions	(83)
Foreign exchange rate valuation (gain)	(66)	(14)	77
Philippines disposal	183
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 344	$ 567	$ 585